Vessels, net	6 Months Ended
Jun. 30, 2026
Vessels, net [Abstract]
Vessels, net
4. (a) Vessels, net

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2025	126,646	(20,457)	106,189
— Depreciation	-	(2,089)	(2,089)
Balance, June 30, 2026	126,646	(22,546)	104,100

As of June 30, 2026 the titles of ownership of both our operating vessels are held by the respective lenders to secure the relevant sale and lease back financing transactions (see Note 7).

4. (b) Advances for vessels under construction:

An analysis of Advances for vessels under construction is as follows:

Advances for vessels under construction
Balance, December 31, 2025	-
— Additions	18,292
— Capitalized Newbuilding vessel monitoring fees	432
— Advances paid	11,932
— Capitalized expenses	494
— Capitalized Imputed interest	376
— Foreign currency translation differences	(165)
Balance, June 30, 2026	31,361